Note 12 - Voyage and Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Voyage Vessel Operating Expenses and Commissions [Table Text Block]
	Year ended December 31,
	2016	2017	2018
Voyage expenses
Port charges and canal dues	386,290	1,156,511	384,893
Bunkers	822,795	407,978	876,195
Total	1,209,085	1,564,489	1,261,088

Vessel operating expenses
Crew wages and related costs	8,049,555	8,771,386	11,020,924
Insurance	1,249,942	1,261,976	1,537,539
Repairs and maintenance	232,082	643,788	1,043,632
Lubricants	1,190,137	1,169,412	1,665,849
Spares and consumable stores	2,290,196	2,391,420	3,445,422
Professional and legal fees	116,733	10,037	252,156
Other	724,799	771,323	1,020,648
Total	13,853,444	15,019,342	19,986,170